Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD QUANTITATIVE FUNDS
Prospectus Date	rr_ProspectusDate	Jan. 31, 2025
Document Creation Date	dei_DocumentCreationDate	Feb. 03, 2025